Fees Summary	May 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 852,000,000.00
Total Fee Amount	117,661.20
Total Offset Amount	0.00
Net Fee	$ 117,661.20
Offering Table N/A
Offset Table N/A	N/A